Right-of-Use Assets - Summary of Right-of-Use-Assets Depreciated Over Lease Term (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [abstract]
Expense relating to short-term leases	$ 122	$ 96	$ 56
Total cash outflow for leases	$ 566	$ 782	$ 667